Summary of Significant Accounting Policies and Basis of Presentation - Schedule of Potentially Dilutive Shares Excluded from Computation of Diluted Shares Outstanding (Details) - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Stock Warrants [Member]
Antidilutive securities excluded from computation of earnings per share	147,112,603	3,649,861
Stock Options [Member]
Antidilutive securities excluded from computation of earnings per share	80,000	80,000
Convertible Debt [Member]
Antidilutive securities excluded from computation of earnings per share	164,248,498	1,612,758
Series B Convertible Preferred Stock [Member]
Antidilutive securities excluded from computation of earnings per share	700,000	1,700,000
Series E Convertible Preferred Stock [Member]
Antidilutive securities excluded from computation of earnings per share	170,093,023